Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2022
LVIP T Rowe Price Structured Mid-Cap Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP T. Rowe Price Structured Mid-Cap Growth Fund(Standard and Service Class)Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is to maximize the value of your shares (capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	T. Rowe Price Associates, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.The Fund pursues its objective by investing, under normal market conditions, at least 80% of its assets in a diversified group of domestic stocks of medium-sized companies: companies traded on U.S. securities markets with market capitalizations, at the time of purchase, in the range of companies included in the Russell Midcap® Growth Index or the S&P MidCap 400® Index. As of March 15, 2022, the market capitalization range of the Russell Midcap Growth Index was $138.6 million to $55.3 billion. The range of the S&P MidCap 400® Index was $1.3 billion to $19 billion, as of March 15, 2022. The Fund may also invest in large and small-cap companies. In addition, the Fund may invest in foreign stocks, including those in emerging markets, up to 10% of its total assets. The Fund may at times invest significantly in certain sectors, such as the information technology sector. The Fund also may utilize currency-related instruments to manage currency risk.Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The companies sought typically have:•a demonstrated ability to consistently increase revenues, earnings, and cash flow;•capable management;•attractive business niches; and•a sustainable competitive advantage.When selecting investments, valuation measures, such as a company’s price/earnings ratio relative to the market and its own growth rate are also considered. Holdings of high-yielding stocks will typically be limited, but the payment of dividends — even above-average dividends — does not disqualify a stock from consideration. However, holdings are expected to have relatively low dividend yields.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.•Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.•Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.•Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.•Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.•Stock Investing Risk. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. Stock prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.•Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.•Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.•Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.•Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.•Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.•Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.•Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.•Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.•Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.•Quantitative Model Risk. The Fund’s reliance on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio could cause the adviser to be unsuccessful in selecting companies for investment or determining the weighting of particular stocks in the portfolio.•Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the novel coronavirus), have been and can be highly disruptive to economies and markets.•Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly ReturnQ2 202030.51%Lowest Quarterly ReturnQ1 2020(21.64%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended 12/31/21
LVIP T Rowe Price Structured Mid-Cap Growth Fund | Standard Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	0.73%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	0.71%
1 year	rr_ExpenseExampleYear01	$ 73
3 years	rr_ExpenseExampleYear03	231
5 years	rr_ExpenseExampleYear05	404
10 years	rr_ExpenseExampleYear10	$ 905
2012	rr_AnnualReturn2012	16.30%
2013	rr_AnnualReturn2013	34.80%
2014	rr_AnnualReturn2014	11.59%
2015	rr_AnnualReturn2015	2.10%
2016	rr_AnnualReturn2016	7.56%
2017	rr_AnnualReturn2017	24.74%
2018	rr_AnnualReturn2018	(3.08%)
2019	rr_AnnualReturn2019	37.40%
2020	rr_AnnualReturn2020	31.69%
2021	rr_AnnualReturn2021	13.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.64%)
1 year	rr_AverageAnnualReturnYear01	13.84%
5 years	rr_AverageAnnualReturnYear05	20.02%
10 years	rr_AverageAnnualReturnYear10	16.95%
LVIP T Rowe Price Structured Mid-Cap Growth Fund | Service Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	0.98%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	0.96%
1 year	rr_ExpenseExampleYear01	$ 98
3 years	rr_ExpenseExampleYear03	310
5 years	rr_ExpenseExampleYear05	540
10 years	rr_ExpenseExampleYear10	$ 1,200
1 year	rr_AverageAnnualReturnYear01	13.56%
5 years	rr_AverageAnnualReturnYear05	19.73%
10 years	rr_AverageAnnualReturnYear10	16.66%
LVIP T Rowe Price Structured Mid-Cap Growth Fund | Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.73%
5 years	rr_AverageAnnualReturnYear05	19.83%
10 years	rr_AverageAnnualReturnYear10	16.63%

[1]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets in excess of $750 million. The agreement will continue through at least April 30, 2023 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.